CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ (97,855)		$ 59,069		$ (62,868)		$ (208,087)		$ (646,685)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation, depletion, amortization and accretion expense	131,018		86,597		176,647		146,518		232,084
Amortization of deferred financing costs and original issue discount	2,607		1,629		2,383		5,996		4,955
Equity based compensation, net of amounts capitalized	1,559		495		875		1,083		1,719
Price risk management activities (income) expense	143,152	[1]	(84,888)	[1]	27,563	[2]	57,398	[2]	(182,196)	[2]
Net cash receipts (payments) on settled derivative instruments	(54,056)		13,668		23,834		172,182		181,927
Settlement of asset retirement obligations	(43,896)		(10,915)		(32,573)		(23,689)		(79,798)
Changes in operating assets and liabilities:
Accounts receivable	19,462		27,814		(9,132)		(20,096)		32,231
Other current assets	(13,576)		1,127		(4,441)		(3,040)		9,244
Accounts payable	(53,126)		10,885		2,409		(68,042)		(77,022)
Other current liabilities	52,543		(16,961)		46,364		51,240		55,659
Other non-current assets and liabilities, net	19,279		(3,257)		4,732		4,442		754
Net cash provided by operating activities	107,111		85,263		176,053		116,123		138,366
Write-down of oil and natural gas properties under ceiling test	0		0						603,388
Impairment					260		218		2,106
Net cash provided by operating activities	107,111		85,263		176,053		116,123		138,366
Cash flows from investing activities:
Exploration, development, and other capital expenditures	(140,968)		(62,535)		(155,177)		(113,032)		(245,716)
Cash paid for acquisitions, net of cash acquired	293,001		(2,244)		(2,464)		(85,886)		(39,423)
Net cash provided by (used in) investing activities	152,033		(64,779)		(157,641)		(198,918)		(285,139)
Cash flows from financing activities:
Proceeds from Bank Credit Facility	294,000		10,000		10,000		15,000		120,000
Repayment of Bank Credit Facility	(54,000)		(15,000)		(15,000)		(10,000)		(30,000)
Deferred financing costs	(17,469)								(269)
Payments of capital lease	(6,958)		(5,870)		(12,412)		(5,267)
Net cash provided by (used in) financing activities	(212,473)		(11,870)		(18,412)		91,624		108,231
Redemption of Senior Notes and other long-term debt	(25,046)		(1,000)		(1,000)
Contributions from Sponsors							93,750		75,000
Distributions to subsidiaries							(1,859)		(1,500)
Net increase (decrease) in cash, cash equivalents and restricted cash	46,671		8,614				8,829		(38,542)
Cash, cash equivalents and restricted cash:
Balance, beginning of period	33,433		33,433		33,433		24,604		63,146
Balance, end of period	80,104		42,047		33,433		33,433		24,604
Supplemental Non-Cash Transactions:
Capital expenditures included in accounts payable and accrued liabilities	38,205		30,712		40,626,000		13,832,000		30,125,000
Supplemental Cash Flow Information:
Interest paid, net of amounts capitalized	23,635		25,405		$ 47,994,000		$ 55,254,000		37,247,000
Old Bank Credit Facility
Cash flows from financing activities:
Proceeds from Bank Credit Facility			10,000
Repayment of Bank Credit Facility	$ (403,000)		$ (15,000)
GCER Bank Credit Facility
Cash flows from financing activities:
Repayment of Bank Credit Facility									$ (55,000)

[1]	The Company paid $33.6 million and received $9.2 million in net cash settlements for the three months ended June 30, 2018 and 2017, respectively, and paid $54.1 million and received $13.7 million in net cash settlements for the six months ended June 30, 2018 and 2017, respectively.
[2]	The Company received net cash settlements of $23.8 million, $172.2 million and $181.9 million for the years ended December 31, 2017, 2016 and 2015, respectively.